Basis of Presentation	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The accounts of all wholly-owned and majority-owned subsidiaries are included in the consolidated financial statements. All intercompany balances and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosures at the date of the financial statements and during the reporting period. Actual results could differ from those estimates. We issued our financial statements by filing with the Securities and Exchange Commission and have evaluated subsequent events up to the time of the filing.
During the period ended December 31, 2018, certain combined balance sheet amounts related to the prior year have been revised to correct the sales rebates and discounts liability, which did not correctly reflect an accrual for rebates related to product held in the wholesalers' pipeline.  In accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 99, Materiality, and Accounting Standards Codification (ASC) 250, Presentation of Financial Statements, we assessed the materiality of this correction and concluded that the accrual for the rebate related to product held in the wholesalers' pipeline was not material to prior periods, and therefore, amendments of previously filed reports are not required.
As such, in accordance with ASC 250, we revised the previously reported combined balance sheet and combined statements of equity. The adjustment, which originates in periods prior to those presented, resulted in a  $10.5 million increase as of December 31, 2017 in the accrual for sales rebates and discounts of $155.0 million, total current liabilities of $632.6 million and total liabilities of $1,149.5 million. In addition, previously reported amounts at December 31, 2017 and December 31, 2016 of net parent company investment of $8,047.4 million and $7,484.8 million, respectively, and total equity of $7,790.8 million and $7,027.9 million, respectively, have been reduced by $10.5 million to reflect the correction above.
For the periods after separation, the financial statements are prepared on a consolidated basis and reflect the results of operations, comprehensive income, financial position, equity and cash flows resulting from our operations as an independent company. For periods prior to the Separation, our financial statements are combined, have been prepared on a standalone basis, and are derived from Lilly's consolidated financial statements and accounting records. The consolidated and combined financial statements reflect the financial position, results of operations and cash flows related to the animal health businesses that were transferred to Elanco Parent and are prepared in conformity with GAAP.
The combined financial statements include the attribution of certain assets and liabilities that historically have been held at the Lilly corporate level but which are specifically identifiable or attributable to the businesses that have been transferred to Elanco Parent. All intercompany transactions and accounts within Elanco have been eliminated. All transactions between us and Lilly are considered to be effectively settled in the combined financial statements at the time the intercompany transaction is recorded. The total net effect of the settlement of these intercompany transactions is reflected in the combined statements of cash flows as a financing activity and in the combined balance sheets as net parent company investment.
Prior to the separation, these combined financial statements include an allocation of expenses related to certain Lilly corporate functions, including executive oversight, treasury, legal, finance, human resources, tax, internal audit, financial reporting, information technology and investor relations, prior to IPO. These expenses have been allocated to us based on direct usage or benefit where specifically identifiable, with the remainder allocated primarily on a pro rata basis of revenue, headcount and other measures. We consider the expenses methodology and results to be reasonable for all periods presented. However, the allocations may not be indicative of the actual expense that would have been incurred had we operated as an independent, publicly traded company for the periods presented. It is impractical to estimate what the standalone costs of Elanco would have been in the historical periods. After the separation, a TSA between Lilly and Elanco went into effect. Under the terms of the TSA, we will be able to use Lilly Services for a fixed term established on a service-by-service basis. We are paying Lilly mutually agreed upon fees for the Lilly Services provided under the TSA. Our consolidated and combined financial statements reflect the charges for Lilly Services after the IPO. See Note 19 for additional details.
The income tax amounts in the combined financial statements have been calculated based on a separate return methodology and presented as if our operations were separate taxpayers in the respective jurisdictions. We file income tax returns in the United States (U.S.) federal jurisdiction and various state, local and non-U.S. jurisdictions. Certain of these income tax returns are filed on a consolidated or combined basis with Eli Lilly and Company and/or its subsidiaries.
Lilly maintains various benefit and combined stock-based compensation plans at a corporate level and other benefit plans at a country level. Our employees participate in such programs and the portion of the cost of those plans related to our employees is included in our financial statements. However, the consolidated and combined balance sheets do not include any equity issued related to stock-based compensation plans or any net benefit plan obligations unless the benefit plan covers only our dedicated employees or where the legal obligation associated with the benefit plan will transfer to Elanco.
Prior to Separation, the equity balance in the combined financial statements represents the excess of total assets over liabilities, including intercompany balances between us and Lilly (net parent company investment) and accumulated other comprehensive loss. Net parent company investment is primarily impacted by contributions from Lilly which are the result of treasury activities and net funding provided by or distributed to Lilly. See Note 19 for further information.